Taxation (Details) - Schedule of taxation - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Current tax
Current year	R 208,141	R 160,751	R 137,392
Prior year	8,573	5,725	(12,017)
Other – Securities Transfer tax		200
Total current taxation	216,714	166,676	125,375
Deferred tax
Current year	(16,370)	36,184	33,217
Prior year	(3,394)	(19,188)	11,961
Total deferred taxation	(19,764)	16,996	45,178
Withholding tax	8,526	14,956	2,604
Total tax expense	205,476	198,628	173,157
Reconciliation between accounting profit and tax expense:
Profit before taxation	682,083	696,048	616,683
Tax at the applicable tax rate of 17% 1 (2021: 17%1, 2020: 28%)	115,954	118,328	172,671
Effect of different tax rates in foreign jurisdictions	66,257	71,122	(7,119)
Taxation effect of adjustments on taxable income:
Utilization of previously unrecognized tax losses	(982)	(1,332)	(1,349)
Tax incentive	(2,709)	(5,827)	(5,766)
Income not subject to tax	(270)	(219)
Non-deductible expenses	12,556	12,072	9,325
Recognition of tax effect previously unrecognized tax losses	(2,060)
Current year losses for which no deferred tax asset is recognized	1,040	2,791	2,847
Withholding tax	8,526	14,956	2,604
Securities transfer tax		200
Prior year tax under/(over) provision	5,179	(13,463)	(56)
Others	1,985			[1]
Total tax expense	R 205,476	R 198,628	R 173,157

[1]	This is the corporate tax rate in Singapore.